Contents of Significant Accounts - Summary of Disaggregation of Revenue by Geography (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	$ 222,533,000	$ 278,705,264	$ 213,011,018
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	68,360,231	105,213,451	92,427,670
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	27,545,452	39,641,613	26,949,205
Japan [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	11,612,866	17,053,279	13,445,127
Korea [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	30,872,198	25,689,385	17,548,763
USA [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	59,103,051	67,352,671	46,914,605
Europe [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	24,932,099	23,711,284	15,708,303
Others [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	$ 107,103	$ 43,581	$ 17,345